Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share Basic And Diluted By Common Class [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share on net income (in thousands, except per share information):

	2013	2012	2011
Earnings:
Net income (numerator for basic and diluted calculations)	$418,837	$631,893	$546,045
Shares:
Weighted average outstanding shares (denominator for basic calculations)	71,917	73,737	73,586
Equivalent shares from outstanding stock options	544	416	522
Diluted shares (denominator for diluted calculations)	72,461	74,153	74,108
Earnings per share:
Basic	$5.82	$8.57	$7.42
Diluted	$5.78	$8.52	$7.37